Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities (Tables) [Abstract]
Schedule of Available for Sale Securities by Type

The following is a summary of investment securities as of December 31:

	2012				2011
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
Description of Securities (Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,280	$199	$(5)	$4,474	$4,968	$103	$(72)	$4,999
U.S. Government agency obligations	3	―	―	3	352	2	―	354
U.S. Government treasury obligations	330	8	―	338	330	10	―	340
Corporate debt securities(a)	73	6	―	79	626	9	(3)	632
Mortgage-backed securities(b)	210	14	―	224	261	17	―	278
Equity securities(c)	64	232	―	296	95	265	―	360
Foreign government bonds and obligations	134	15	―	149	120	10	―	130
Other(d)	51	―	―	51	54	―	―	54
Total	$5,145	$474	$(5)	$5,614	$6,806	$416	$(75)	$7,147

  The December 31, 2012 and 2011 balances include, on a cost basis, nil and $600 million, respectively, of corporate debt obligations issued under the Temporary Liquidity Guarantee Program (TLGP) that are guaranteed by the Federal Deposit Insurance Corporation (FDIC).
  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in the Industrial and Commercial Bank of China (ICBC).
  Other comprises investments in various mutual funds.

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2012				2011
	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities (Millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$100	$(1)	$73	$(4)	$ ―	$ ―	$1,094	$(72)
Corporate debt securities	―	―	―	―	15	(2)	2	(1)
Total	$100	$(1)	$73	$(4)	$15	$(2)	$1,096	$(73)

Available for Sale Securities Ratio of Fair Value to Amortized Cost

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost (Dollars in millions)	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2012:
90%–100%	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)
Total as of December 31, 2012	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)
2011:
90%–100%	―	$ ―	$ ―	114	$884	$(35)	114	$884	$(35)
Less than 90%	1	15	(2)	22	212	(38)	23	227	(40)
Total as of December 31, 2011	1	$15	$(2)	136	$1,096	$(73)	137	$1,111	$(75)

Gross realized gains and losses on the sales of investment securities

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2012	2011	2010
Gains	$127	$16	$1
Losses	(1)	―	(6)
Total	$126	$16	$(5)

Contractual maturities of investment securities

Contractual maturities of investment securities, excluding equity securities and other securities, as of December 31, 2012 were as follows:

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$318	$319
Due after 1 year but within 5 years	255	264
Due after 5 years but within 10 years	204	220
Due after 10 years	4,253	4,464
Total	$5,030	$5,267